Common Control Mergers (Tables)	12 Months Ended
Dec. 31, 2019
Common Control Mergers
Schedule of common control merger as of the earliest date presented in these consolidated financial statements
Accounts receivable	$250
Accounts payable	(602)
Accrued expenses – related party	(265,319)
Net liabilities assumed	$(265,671)

Schedule of consolidated statement of operations
Accounts receivable	$27,540
Other receivable – related party	1,705
Accounts payable and accrued expenses	(48,472)
Accrued expenses – related party	(149,645)
Net liabilities assumed	$(168,872)